UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     November 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $86,697 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS INTL INC           NOTE 3.750% 4/1  023178AA4     1350  4500000 PRN      DEFINED 01            4500000        0        0
COMCAST CORP NEW               CL A             20030N101     2712   150000 SH       DEFINED 01             150000        0        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6    10260 13500000 PRN      DEFINED 01           13500000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2     4200 10000000 PRN      DEFINED 01           10000000        0        0
CYPRESS BIOSCIENCES INC        COM PAR $.02     232674507     1732   450000 SH       DEFINED 01             450000        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    16450 17500000 PRN      DEFINED 01           17500000        0        0
EASTMAN KODAK CO               COM              277461109     3704   882000 SH       DEFINED 01             882000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    18734 25000000 SH       DEFINED 01           25000000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      200  2500000 SH  CALL DEFINED 01                  0        0        0
GENERAL GROWTH PPTYS INC       COM              370021107     9795   627910 SH       DEFINED 01             627910        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    10844    75000 SH       DEFINED 01              75000        0        0
ISHARES TR                     RUSSELL 2000     464287655      213   300000 SH  PUT  DEFINED 01             300000        0        0
JAZZ TECHNOLOGIES INC          NOTE 8.000%12/3  47214EAA0     1500  1500000 PRN      DEFINED 01            1500000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      937  1000000 SH       DEFINED 01            1000000        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     4066   395100 SH       DEFINED 01             395100        0        0